Income Taxes - Summary of Components of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred tax assets
Allowance for loans and advances	$ 70,804	¥ 492,923	¥ 235,415
Net operating loss carry forwards	6,997	48,715	46,550
Accruals for share-based compensation	5,964	41,518	29,637
Accruals for payroll and other costs	1,952	13,590	19,925
Accruals for other liabilities	690	4,801
Contract liabilities	12,435	86,573
Less: valuation allowance	(1,872)	(13,031)	(1,731)
Balance at the end of the year	$ 96,970	¥ 675,089	¥ 329,796